COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Oct. 01, 2016	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Lease term	60 months
Lease description	The lease requires monthly payments of $1,600 for the first 24 months and after that increases by 3% each year, and contains one five year renewal option.
Monthly payments	$ 1,600
Renewal term	5 years
Rent expenses		$ 4,356	$ 4,302	$ 16,225	$ 28,896
Advance rent		1,600		1,600
Security deposit		$ 1,600		$ 1,600	$ 1,600